Commitments and Contingencies	3 Months Ended
Nov. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 — COMMITMENTS AND CONTINGENCIES

CONSULTING CONTRACT

On September 1, 2012, Michael Kramarz, the Company’s Chief Financial Officer, signed an additional twelve month consulting agreement. Mr. Kramarz is to perform all his regular duties he had previously performed as Chief Financial Officer including the preparation of the Company’s financial statements, SEC Filings, maintenance of corporate records, etc. Mr. Kramarz is to be compensated $70 per hour worked and will turn in weekly time sheets for approval. Mr. Kramarz had previously had consulting contracts for the period of January 2008 through August 2012. During the three months ended November 30, 2013 and 2012, we incurred an expense of nil and $25,830 respectively, under this agreement. This agreement was replaced by an employment agreement described below.

On September 11, 2013, the Company entered into a two month consulting contract with an unrelated party to provide investor relations services. The company issued 1,000,000 shares of its common stock from its 2013 Omnibus Incentive Plan as payment for these services.

EMPLOYMENT AGREEMENTS

On March 22, 2013, Wayne Erwin, the Company’s Chief Executive Officer, signed a three year employment agreement. The agreement provides for an annual salary of $120,000 along with a monthly auto allowance and health insurance allowance totaling $1,100. Annual increases are to be approved by the Company’s Board of Directors or Compensation Committee. During the three months ended November 30, 2013 and 2012, $30,000 and nil was expensed under this agreement, respectively.

On April 1, 2013, Michael Kramarz, the Company’s Chief Financial Officer, signed a three year employment agreement. The agreement provides for an annual salary of $58,000 along with a monthly auto allowance and health insurance allowance totaling $500. Annual increases are to be approved by the Company’s Board of Directors or Compensation Committee. On October 1, 2013, the Company’s Board of Directors approved a salary increase to $80,000 per year. During the three months ended November 30, 2013 and 2012, $20,225 and nil was expensed under this agreement, respectively.